UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

     Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

     100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Schedules of Investments (unaudited)	September 30, 2004

Seligman Large-Cap Value Fund	Shares or
	Principal
	Amount		Value

Common Stocks 100.1%
Aerospace and Defense 7.2%
Honeywell International	210,000	shs.	$7,530,600
United Technologies	80,000		7,470,400

			15,001,000

Automobiles 3.0%
Ford Motor	450,000		6,322,500

Capital Markets 3.1%
Bank of New York	220,000		6,417,400

Chemicals 6.7%
Dow Chemical	160,000		7,228,800
Praxair	155,000		6,624,700

			13,853,500

Commercial Banks 6.7%
Bank of America	150,000		6,499,500
U.S. Bancorp	260,000		7,514,000

			14,013,500

Communications Equipment 1.9%
Cisco Systems*	215,800		3,896,269

Computers and Peripherals 2.9%
International Business Machines	70,000		6,001,800

Diversified Financial Services 3.6%
J.P. Morgan Chase	190,000		7,548,700

Food and Staples Retailing 3.2%
Costco Wholesale*	160,000		6,644,000

Health Care Equipment and Supplies 5.8%
Baxter International	190,000		6,110,400
Medtronic	116,000		6,020,400

			12,130,800

Industrial Conglomerates 3.6%
General Electric	220,000		7,387,600

Insurance 9.9%
Allstate	140,000		6,718,600
St. Paul Travelers Companies	180,000		5,950,800
UNUMProvident	500,000		7,845,000

			20,514,400

Machinery 2.4%
Caterpillar	62,300		5,012,035

Multi-Line Retail 3.1%
J.C. Penney	180,000		6,350,400

Multi-Utilities and Unregulated Power 3.6%
AES	750,000		7,492,500

Oil and Gas 7.5%
Chevron Texaco	140,000		7,509,600
Valero Energy	100,000		8,021,000

			15,530,600

Paper and Forest Products 6.6%
Georgia-Pacific	200,000		7,190,000
International Paper	160,000		6,465,600

			13,655,600

Pharmaceuticals 2.6%
Wyeth	145,400		5,437,960

Road and Rail 4.9%
CSX	160,000		5,312,000
Union Pacific	84,000		4,922,400

			10,234,400

Specialty Retail 2.9%
The Gap	320,000		5,984,000

Thrifts and Mortgage Finance 6.0%
Fannie Mae	90,000		5,706,000
Washington Mutual	175,000		6,839,000

			12,545,000

Tobacco 2.9%
Altria Group	130,000		6,115,200

Total Common Stocks			208,089,164

Repurchase Agreement 0.1%
State Street Bank & Trust, 1.58%, dated 9/30/2004,
maturing 10/1/2004, in the amount of $241,011,
collateralized by: $250,000 US Treasury Notes
1.625%, 9/30/2005, with a fair market value of
$248,594	$241,000		241,000

Total Investments 100.2%			208,330,164

Other Assets Less Liabilities (0.2)%			(509,076)

Net Assets 100.0%			$207,821,088

Seligman Small-Cap Value Fund	Shares or
	Principal
	Amount		Value

Common Stocks 96.0%
Aerospace and Defense 2.2%
Cubic	310,000	shs.	$7,099,000

Airlines 1.6%
Continental Airlines*	600,000		5,112,000

Beverages 2.0%
Constellation Brands (Class B)*	170,000		6,470,200

Biotechnology 3.7%
Enzon*	275,000		4,384,875
Pharmacopeia*	131,200		651,408
Protein Design Labs*	340,000		6,655,500

			11,691,783

Chemicals 14.6%
Cabot	150,000		5,785,500
Crompton	1,200,000		11,388,000
Hercules*	135,900		1,936,575
Lyondell Chemical	60,000		1,347,600
Millennium Chemicals*	450,000		9,544,500
Minerals Technologies	115,000		6,768,900
NOVA Chemicals (Canada)	240,000		9,288,000

			46,059,075

Commercial Services & Supplies 10.3%
Brink's	295,440		8,913,425
Korn/Ferry International	500,000		9,115,000
Sotheby's Holdings (Class A)*	550,000		8,646,000
Waste Connections*	180,000		5,702,400

			32,376,825

Communications Equipment 1.0%
Extreme Networks*	698,525		3,097,958

Computers and Peripherals 1.8%
Brocade Communications Systems*	1,010,000		5,701,450

Containers and Packaging 2.0%
Smurfit-Stone Container*	320,000		6,193,600

Electrical Equipment 1.3%
EnerSys	310,200		3,986,070

Electronic Equipment and Instruments 3.1%
Trimble Navigation*	310,000		9,811,500

Energy Equipment and Services 5.4%
Hanover Compressor*	600,000		8,070,000
Universal Compression Holdings*	260,000		8,858,200

			16,928,200

Food Products 1.9%
Bunge	150,000		5,997,000

Health Care Providers and Services 5.8%
Andrx*	280,000		6,253,800
Apria Healthcare Group*	200,000		5,450,000
Select Medical	500,000		6,715,000

			18,418,800

Hotels, Restaurants and Leisure 2.0%
Ruby Tuesday	230,000		6,410,100

Household Durables 4.9%
Furniture Brands International	190,000		4,765,200
Harman International Industries	100,000		10,775,000

			15,540,200

Insurance 5.2%
Allmerica Financial*	210,000		5,644,800
Berkley (W.R.)	150,000		6,324,000
Montpelier Re Holdings*	121,000		4,438,280

			16,407,080

IT Services 1.6%
Carreker*	650,000		4,936,750

Machinery 6.4%
Mueller Industries	160,000		6,872,000
Stewart & Stevenson Services	470,000		8,304,900
Terex*	112,700		4,891,180

			20,068,080

Media 1.8%
Cadmus Communications	390,000		5,682,300

Metals and Mining 2.5%
Peabody Energy	130,000		7,735,000

Multi-Line Retail 1.8%
Fred's	325,000		5,841,875

Paper and Forest Products 1.3%
Bowater	110,000		4,200,900

Pharmaceuticals 1.4%
Eon Labs*	200,000		4,348,000

Road and Rail 2.0%
J.B Hunt Transport Services*	170,000		6,311,250

Semiconductors and Semiconductor Equipment 3.3%
Credence Systems*	650,000		4,702,750
Skyworks Solutions	600,000		5,694,000

			10,396,750

Software 1.9%
Accelrys	370,000		2,399,450
Mentor Graphics	330,000		3,615,150

			6,014,600

Thrifts and Mortgage Finance 3.2%
Commercial Federal	200,000		5,396,000
The PMI Group	120,000		4,869,600

			10,265,600

Total Common Stocks			303,101,946

Repurchase Agreement 4.9%
State Street Bank & Trust, 1.58%, dated 9/30/2004,
maturing 10/1/2004, in the amount of $15,418,677,
collateralized by: $15,975,000 US Treasury Notes
1.625%, 9/30/2005, with a fair market value of
$15,885,141	$15,418,000		15,418,000

Total Investments 100.9%			318,519,946

Other Assets Less Liabilities (0.9)%			(2,759,817)

Net Assets 100.0%			$315,760,129

______________________
* Non-income producing securities.

Seligman Value Fund Series, Inc.

Notes to Schedules of Investments (unaudited)
September 30, 2004

1. Organization: — Seligman Value Fund Series, Inc. consists of two separate Funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Small-Cap Value Fund (“Small-Cap Value Fund”).

2. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

3. Tax Information — The cost of investments for federal income tax purposes, and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

		Total	Total	Net
	Tax Basis	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

Large-Cap Value Fund	$188,290,669	$38,267,991	$18,228,496	$20,039,495
Small-Cap Value Fund	253,356,630	94,287,451	29,124,135	65,163,316

ITEM 2. CONTROLS AND PROCEDURES.

a.	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/s/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/s/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.